Income Taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) (PRC [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(1.50%)	(5.80%)	(2.40%)
Change in valuation allowance	1.10%	1.00%	(0.70%)
Effect of preferential tax benefits	(13.20%)	(6.10%)	(13.50%)
Uncertain tax positions	1.40%	2.40%	1.30%
Others	0.10%	(0.10%)	0.00%
Effective income tax rate	12.90%	16.40%	9.70%